Summary of Significant Accounting Policies -Impairment of long-lived assets other than goodwill, Goodwill and Revenue recognition (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies
Impairment charges on long-lived assets	¥ 0	¥ 0	¥ 0
Impairment of goodwill	¥ 0
Estimated maximum subscription period of key opinion consumer	2 years	2 years	2 years